SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Assets
Cash and cash equivalents	¥ 3,841,284		¥ 5,791,333	¥ 4,271,899	$ 526,254
Restricted cash	260,273		267,271	88,796	35,657
Trading securities	77,426		76,053		10,607
Accounts receivable	566,541		499,027		77,616
Contract assets, net	1,008,920		978,051		138,221
Contract cost	294		32		40
Prepaid expenses and other assets	2,361,585		423,621		323,536
Financing receivables	17,515		116,164		2,400
Property, equipment and software, net	78,678		79,158		10,779
Deferred tax assets	77,463		73,414		10,612
Total assets	12,982,696		10,276,916		1,778,622
Liabilities
Accounts payable	43,167		30,902		5,912
Deferred revenue	9,479		54,044		1,299
Accrued expenses and other liabilities	1,622,050		1,463,369		222,220
Deferred tax liabilities	41,471		122,075		5,682
Lease liabilities	40,765		23,648		5,585
Total liabilities	3,440,266		2,191,367		471,314
Net revenue	5,805,901	$ 795,405	4,895,633	3,434,620
Net income	1,582,299	216,774	2,080,197	1,194,871
Net cash provided by operating activities	1,424,082	195,098	2,171,013	1,849,430
Net cash provided by investing activities	(3,113,115)	(426,495)	100,045	52,559
Net cash used in financing activities	(277,226)	$ (37,980)	(569,278)	(489,123)
Related parties
Assets
Amounts due from related parties	3,387,952		820,181		464,148
Liabilities
Other liabilities	129,629		14,414		$ 17,759
Net revenue	32,192		141,595	411,010
VIE's
Assets
Cash and cash equivalents	1,157,943		3,362,736
Restricted cash	25,063
Trading securities	77,426		76,053
Accounts receivable	53,823		56,735
Contract assets, net	127,767		154,384
Contract cost	1		3
Prepaid expenses and other assets	29,173		45,781
Financing receivables	3,439		113,951
Property, equipment and software, net	59,283		61,735
Deferred tax assets	77,463		73,338
Right-of-use assets	4,105		10,659
Total assets	1,995,893		4,403,266
Liabilities
Accounts payable	12,462		18,211
Deferred revenue	114		15
Accrued expenses and other liabilities	1,080,562		1,243,490
Deferred tax liabilities	8,655		20,019
Lease liabilities	3,502		9,749
Total liabilities	1,105,424		1,298,070
Net revenue	1,954,557		1,623,596	1,821,561
Net income	1,193,627		351,373	424,834
Net cash provided by operating activities	1,173,942		1,013,875	1,151,656
Net cash provided by investing activities	54,683		906,485	417,535
Net cash used in financing activities			(963,700)	¥ (399,700)
VIE's | Asset pledged as collateral
Assets
Total assets	0
VIE's | Related parties
Assets
Amounts due from related parties	380,407		447,891
Liabilities
Other liabilities	¥ 129		¥ 6,586
Loan agreements between FOS and each of the shareholders of the respective VIE companies
VIE arrangements
Threshold of foreign interest in VIE (as a percent)	100.00%	100.00%
Term of loans (years)	10 years	10 years